Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
7.	Intangible Assets, Net
The following is a summary of intangible assets, net:

	As of December 31, 2018
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	1,997,175	(921,565)	1,075,610
License rights of mobile games	18,098	(15,163)	2,935
Intellectual property and others	412,202	(71,312)	340,890

Total	2,427,475	(1,008,040)	1,419,435

	As of December 31, 2019
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	3,072,959	(1,736,608)	1,336,351
License rights of mobile games	71,703	(35,863)	35,840
Intellectual property and others	434,089	(148,947)	285,142

Total	3,578,751	(1,921,418)	1,657,333

	As of December 31, 2020
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB in thousands
Licensed copyrights of content	4,556,683	(2,891,742)	1,664,941
License rights of mobile games	299,786	(119,493)	180,293
Intellectual property and others	753,282	(241,557)	511,725

Total	5,609,751	(3,252,792)	2,356,959

Amortization expenses were RMB542.7 million, RMB905.6 million, and RMB1,395.1 million for the years ended December 31, 2018, 2019 and 2020, respectively.

The Group had performed impairment assessment of intangible assets and considered the relevant events and circumstances that might indicate potential impairment and concluded that there was no impairment indicator
.
No impairment charge was recognized for any of the periods presented.
As of December 31, 2020, the licensed copyrights of content have weighted-average useful lives of 3.7 years. The intangible assets amortization expense for future years is expected to be as follows:

Intangible assets amortization expense
RMB in thousands
2021	843,542
2022	575,491
2023	340,301
2024	205,238
2025	134,128
Thereafter	258,259

Total expected amortization expense	2,356,959